Leases (Schedule of information on leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease [Abstract]
Interest expense on lease liabilities	$ 526	$ 274
Depreciation expenses	664	565
Cash outflow for leases	$ 928	$ 778